Exploration and Evaluation Expenditures - National Chloride California Property (Details)											3 Months Ended
	May 24, 2022 USD ($) shares	May 24, 2021 USD ($) shares	May 24, 2020 USD ($) shares	May 24, 2019 USD ($) shares	May 24, 2018 USD ($) shares	Nov. 24, 2017 USD ($)	Sep. 01, 2017 CAD ($) a	Sep. 01, 2017 USD ($) a	May 24, 2017 shares	May 01, 2017 USD ($) a shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Exploration and Evaluation Expenditures
Purchase of exploration and evaluation assets											$ 2,166,676	$ 220,356
Lease property | National Chloride
Exploration and Evaluation Expenditures
Area of lease property (Acre) | a										12,290
Purchase of exploration and evaluation assets		$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 50,000	$ 56,873	$ 44,805		$ 25,000
Amount required to be paid under terms of agreement										$ 1,825,000
Common shares issuable under terms of agreement (in shares) | shares										1,700,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares	200,000	200,000	200,000	200,000	200,000				100,000	100,000
Shares issuable upon completion of pre-feasibility study (in shares) | shares										500,000
Net smelter return royalty (as a percent)										2.00%
Minimum royalty										$ 500,000
Additional area of lease property | a							6,000	6,000
Lease property | National Chloride | Successful completion of a pre-feasibility study
Exploration and Evaluation Expenditures
Amount payable upon completion of pre-feasibility study										250,000
Lease property | National Chloride | Successful completion of a bankable feasibility study
Exploration and Evaluation Expenditures
Purchase of exploration and evaluation assets	$ 100,000
Lease property | National Chloride | Acquisition of property
Exploration and Evaluation Expenditures
Amount payable upon completion of feasibility study										$ 1,000,000